Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,643,168	$ 2,081,781
Post-employment benefits	80,762	111,131
Share-based payments recognized (reversed)	(227,159)	1,578,128
Key management personnel compensation	$ 1,496,771	$ 3,771,040